As filed with the Securities and Exchange Commission on May 26, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

MARKETOCRACY MASTERS 100 FUND Portfolio of Investments March 31, 2006 (Unaudited)

		Shares	Market Value
Common Stocks - 77.7%			$35,430,804
(cost $29,253,798)

CONSUMER DISCRETIONARY - 12.0%			5,477,270
AUDIOVOX	*	2,600	31,044
AVATAR HOLDINGS	*	1,700	103,700
BANDAG		2,300	96,301
BEAZER HOMES USA		1,400	91,980
BLAIR		3,100	128,371
BOYD GAMING		1,400	69,916
BROWN SHOE		1,400	73,472
CENTURY CASINOS	*	9,300	98,952
CHILDRENS PLACE RETAIL STORES	*	1,800	104,220
CYCLE COUNTRY ACCESSORIES	*	26,300	90,998
D.R. HORTON		1,800	59,796
DOMINION HOMES	*	3,900	38,454
DRESS BARN	*	800	38,360
DREW INDUSTRIES	*	2,400	85,320
DXP ENTERPRISES	*	10,100	351,076
EDUCATION MANAGEMENT	*	2,200	91,520
ENVOY COMMUNICATIONS GROUP	*	6,400	9,664
ESCALA GROUP	*	14,354	375,931
FINISH LINE		3,600	59,220
FINLAY ENTERPRISES	*	600	6,156
GARMIN		600	47,658
GUESS	*	3,100	121,241
HANDLEMAN		8,200	78,720
HAVERTY FURNITURE		1,900	27,265
HOME SOLUTIONS	*	25,400	171,704
HONDA MOTOR, ADR		1,400	43,344
INFOSONICS	*	62,700	640,794
INTRAWEST		1,400	47,866
JOHNSON CONTROLS		1,100	83,523
KB HOME		400	25,992
LENNAR		1,600	96,608
LIBERTY MEDIA	*	52,200	428,562
LIMITED BRANDS		1,610	39,381
M.D.C. HOLDINGS		1,300	83,603
MEN'S WEARHOUSE	*	2,150	77,271
MONARCH CASINO & RESORT	*	1,800	51,102
NOBLE INTERNATIONAL		6,504	110,113
PANTRY	*	900	56,151
QUIKSILVER	*	2,900	40,194
REX STORES	*	5,600	84,392
SELECT COMFORT	*	2,900	114,695
SHOE CARNIVAL	*	2,800	69,944

SHOE PAVILION	*	7,000	62,090
SPORTSMAN'S GUIDE	*	6,300	166,887
STANDARD PACIFIC		1,400	47,068
TECHNICAL OLYMPIC		15,100	307,285
TOYOTA MOTOR, ADR		700	76,230
UNIFIRST		3,738	124,176
UNITED RETAIL	*	3,200	59,936
WCI COMMUNITIES	*	3,200	89,024

CONSUMER STAPLES - 3.0%			1,344,975
BJ'S WHOLESALE CLUB	*	1,700	53,567
BUNGE LIMITED		1,100	61,281
CAL-MAINE FOODS		2,610	18,975
CASEY'S GENERAL STORES		2,100	48,027
COCA-COLA FEMSA, ADR		2,600	86,320
COMPANIA CERVECERIAS UNIDAS, ADR		4,100	102,090
CVS		1,900	56,753
FRESH DEL MONTE PRODUCE		6,300	133,245
HANSEN NATURAL	*	1,400	176,470
MANNATECH		300	5,214
PILGRIMS PRIDE		3,700	80,179
PREMIUM STANDARD FARMS		5,600	98,280
RELIV INTERNATIONAL		3,800	47,082
SADIA, ADR		3,500	94,885
SANDERSON FARMS		2,100	47,040
SEABOARD		100	159,400
WILLAMETTE VINEYARD	*	11,700	76,167

ENERGY - 16.9%			7,687,521
ABRAXAS PETROLEUM	*	12,800	75,136
ALLIS CHALMERS ENERGY	*	1,500	20,445
APACHE		2,400	157,224
ATLAS AMERICAN	*	1,631	77,978
BJ SERVICES		1,100	38,060
CANWEST PETROLEUM	*	23,100	179,256
CE FRANKLIN	*	13,100	196,500
CHAPARRAL RESOURCES	*	156,700	902,592
CHESAPEAKE ENERGY		8,800	276,408
CHEVRON		7,200	417,384
CHINA PETROLEUM & CHEMICAL		700	40,852
CONOCOPHILLIPS		5,600	353,640
CORE LABORATORIES	*	1,100	52,305
EDGE PETROLEUM	*	3,200	79,936
ENCANA		4,200	196,266
ENERGY PARTNERS	*	3,600	84,888
EXXON MOBIL		1,600	97,376
GIANT INDUSTRIES	*	1,650	114,741
HELIX ENERGY SOLUTIONS	*	1,600	60,640
HELMERICH & PAYNE		1,300	90,766
HYDRIL	*	700	54,565
KERR MCGEE		2,000	190,960
LUFKIN INDUSTRIES		2,900	160,776

MERIDIAN RESOURCES	*	7,100	28,755
MITCHAM INDUSTRIES	*	4,100	68,224
MURPHY OIL		800	39,856
OCCIDENTAL PETROLEUM		5,400	500,310
PENGROWTH ENERGY		3,200	73,920
PETROCHINA, ADR		700	73,465
PETROFUND ENERGY TRUST		6,400	140,032
PETROQUEST ENERGY	*	9,100	91,819
PROVIDENT ENERGY		15,290	173,083
RANGE RESOURCES		3,200	87,392
SASOL, ADR		2,500	94,575
SHIP FINANCE INTERNATIONAL		4,603	78,987
SUNCOR ENERGY		300	23,106
T-3 ENERGY SERVICES		200	3,170
TALISMAN ENERGY		4,100	218,038
TEL OFFSHORE		90	779
TESORO		6,500	444,210
TOTAL, ADR		600	79,038
TRANSMERIDIAN EXPLORATION	*	18,300	98,820
VAALCO ENERGY	*	19,200	128,640
VALERO ENERGY		19,492	1,165,232
WHITING PETROLEUM	*	2,600	106,574
XTO ENERGY		1,166	50,803

FINANCIALS - 6.9%			3,150,520
ACTRADE FINANCIAL TECHNOLOGIES	*	53,600	-
AFFILIATED MANAGERS GROUP	*	900	95,949
AMERICAN PHYSICIANS GROUP	*	100	1,385
AMERIPRISE FINANCIAL		400	18,024
ARCH CAPITAL GROUP	*	1,400	80,836
ARGONAUT GROUP	*	3,200	113,760
BANK HAWAII		800	42,648
BERKSHIRE HATHAWAY	*	100	301,200
CASH AMERICAN INTERNATIONAL		3,300	99,066
COMMERCE GROUP		2,100	110,964
COMMERCIAL CAPITAL BANCORP		2,300	32,338
CREDICORP		2,700	71,496
DEVELOPERS DIVERSIFIED REALTY		1,200	65,700
FIDELITY NATIONAL FINANCIAL		3,900	138,567
FIDELITY NATIONAL TITLE GROUP		200	4,554
FIRST AMERICAN		3,100	121,396
FIRST REGIONAL BANCORP	*	100	8,913
FPIC INSURANCE	*	1,900	71,820
FRONTIER FINANCIAL		600	19,824
INDEPENDENT BANK		1,265	35,989
INTERVEST BANCSHARES	*	8,300	299,962
LEUCADIA NATIONAL		1,800	107,388
MANULIFE FINANCIAL		2,600	163,202
MARLIN BUSINESS SERVICES	*	4,029	89,041
MERCURY GENERAL		1,300	71,370
MGIC INVESTMENT		600	39,978
NEWTEK BUSINESS SERVICES	*	1,600	3,472

NICHOLAS FINANCIAL	*	9,000	107,190
RADIAN GROUP		1,700	102,425
SIMON PROPERY GROUP		210	14,482
STATE AUTO FINANCIAL		2,800	94,388
U.S. GLOBAL	*	9,600	149,568
UNITED FIRE & CASUALTY		6,008	197,663
UNUMPROVIDENT		4,500	92,160
VIRGINIA COMMERCIAL BANCORP	*	2,100	75,495
W. HOLDINGS		7,100	55,877
WILSHIRE BANCORP		2,500	46,475
WOORI FINANCIAL HOLDINGS, ADR	*	100	5,955

HEALTH CARE - 12.1%			5,533,167
ADAM	*	9,100	64,155
AMARIN	*	31,500	99,855
ATRION		900	71,091
BARD C.R.		800	54,248
BIOGEN	*	22,600	1,064,460
CARDINAL HEALTH		1,900	141,588
DEPOMED	*	19,200	125,376
ELAN, ADR	*	168,300	2,430,252
GENTA	*	42,100	90,936
HEALTH GRADES	*	14,000	74,619
IMCLONE SYSTEMS	*	8,100	275,562
KING PHARMACEUTICALS	*	1,400	24,150
KOS PHARMACEUTICALS	*	7,400	353,498
LCA-VISION		300	15,033
MEDICAL ACTION INDUSTRIES	*	6,777	162,580
MERGE TECHNOLOGIES	*	300	4,791
NOVAMED	*	3,500	24,850
PSYCHEMEDICS		6,400	113,856
SEPRACOR	*	2,800	136,668
SUNRISE SENIOR LIVING	*	2,700	105,219
SYNERGETICS	*	10,500	73,710
VIROPHARMA	*	2,100	26,670

INDUSTRIALS - 8.6%			3,942,168
A.S.V.	*	300	9,666
AAR	*	3,600	102,528
ABATIX	*	400	4,224
ACCURIDE	*	5,500	63,250
ADVANCED ENVIRON RECYCLING	*	42,326	93,117
AIR T		6,995	79,113
AMERICAN SUPERCONDUCTOR	*	7,300	82,855
AMERICAN WOODMARK		200	7,100
AMPCO-PITTSBURGH		1,600	32,000
ARKANSAS BEST		3,000	117,360
BAKER MICHAEL	*	2,600	73,658
BRADY		2,100	78,666
CENDANT		1,300	22,555
CRA INTERNATIONAL	*	1,200	59,112
DOVER		2,300	111,688

EATON		600	43,782
ECOLOGY & ENVIRONMENT		100	1,036
ELKCORP		2,400	81,000
EXCEL MARITIME CARRIERS	*	6,900	67,482
FIRSTSERVICE	*	1,800	44,262
G & K SERVICES		3,100	131,874
GENESEE & WYOMING	*	3,450	105,846
GRAHAM		700	13,650
HARLAND JOHN H.		2,200	86,460
HIRSCH INTERNATIONAL	*	30,380	38,962
INDUSTRIAL DISTRIBUTION GROUP	*	2,500	21,125
JINPAN INTERNATIONAL		23,800	196,826
KREISLER MANUFACTURING	*	200	1,820
LA BARGE	*	3,200	47,840
LAMSON & SESSIONS	*	3,700	102,971
LANDSTAR SYSTEMS		1,900	83,828
LMI AEROSPACE	*	3,500	63,490
MAC-GRAY	*	7,500	88,950
MILLER INDUSTRIES	*	4,200	107,100
NORFOLK SOUTHERN		1,800	97,326
OUTLOOK GROUP		3,500	45,745
PEOPLESUPPORT	*	300	2,940
PHAZAR	*	300	4,368
PRECISION CASTPARTS		2,100	124,740
RITCHIE BROTHERS AUCTIONEERS		900	44,550
ROYAL GROUP TECHNOLOGIES	*	3,400	31,518
RUSH ENTERPRISES	*	4,500	79,110
STANTEC	*	1,099	40,652
STERLING CONSTRUCTION	*	4,600	99,774
SYPRIS SOLUTIONS		2,600	24,518
TECHNOLOGY RESEARCH		300	2,181
THOMAS GROUP		23,400	191,880
TOMKINS, ADR		3,400	80,138
TORO		700	33,425
U.S. HOME SYSTEMS	*	300	2,586
UNION PACIFIC		1,600	149,360
UNITED INDUSTRIAL		2,100	127,953
UNITED TECHNOLOGIES		700	40,579
UNIVERSAL FIRST PRODUCTS		2,100	133,329
USA TRUCKING	*	3,298	81,197
VOLVO, ADR		1,100	51,282
WABTEC		4,900	159,740
ZUNICOM	*	15,600	28,080

INFORMATION TECHNOLOGY - 8.2%			3,740,621
ADVANTAGE TECHNOLOGIES	*	38,700	228,330
ADVANCED POWER TECHNOLOGY	*	5,500	80,685
AGERE SYSTEMS	*	5,500	82,720
AIXTRON, ADR	*	153	661
ASTEA INTERNATIONAL	*	400	4,692
BRIGHTPOINT	*	2,650	82,309
BUSINESS OBJECTS, ADR	*	1,400	51,058

CALAMP	*	6,600	77,484
CARRIER ACCESS	*	300	1,806
CHIPMOS TECHNOLOGY	*	400	2,860
CLICK COMMERCE	*	43,200	1,034,208
CONCUR TECHNOLOGIES	*	300	5,559
CRYPTOLOGIC		8,500	219,215
CSP	*	19,800	125,532
CVD EQUIPMENT	*	3,400	13,294
DATALINK	*	15,500	63,705
DELL	*	7,400	220,224
ECI TELECOM	*	6,300	71,379
EDGEWATER TECHNOLOGY	*	6,400	41,856
ENDWAVE	*	300	4,407
FARO TECHNOLOGIES	*	300	4,275
GIGAMEDIA	*	21,000	119,280
IMERGENT	*	7,000	77,280
INTERVIDEO	*	4,500	48,870
INTEVAC	*	1,800	51,804
KNOT	*	4,200	76,020
LIVEPERSON	*	300	2,172
MPS GROUP	*	5,000	76,500
MULTI FINELINE ELECTRONIX	*	400	23,396
NETGEAR	*	9,100	172,991
NOVATEL	*	300	11,061
PACIFICNET	*	300	2,217
PERFICIENT	*	10,500	121,905
PORTALPLAYER	*	1,400	31,122
SEAGATE TECHNOLOGY		2,900	76,357
SIMPLETECH	*	10,000	37,600
SM&A	*	300	1,950
SMITH MICRO SOFTWARE	*	2,800	34,412
STEELCLOUD	*	14,000	24,500
STORAGENETWORKS	*	24,000	0
STRATASYS	*	300	8,844
TALX		1,100	31,328
VASCO DATA	*	300	2,454
WIRELESS XCESSORIES GROUP	*	44,900	292,299

MATERIALS - 6.4%			2,914,759
AGRIUM		14,200	358,692
AMERICAN VANGUARD		3,600	109,980
ANOORAQ RESOURCES	*	140,100	159,714
ASHLAND		3,100	220,348
BHP BILLITON, ADR		2,200	87,670
BRUSH ENGINEERED MATERIALS	*	1,200	23,700
CEMEX, ADR		1,700	110,976
CHAPARRAL STEEL	*	500	32,460
CLEVELAND CLIFFS		1,100	95,832
CORUS GROUP, ADR		2,200	33,770
EMPIRE RESOURCES		11,700	322,920
HEADWATERS	*	4,600	183,034
IPSCO		600	62,454

LESCO	*	4,300	73,573
MINES MANAGEMENT	*	3,800	33,516
MITTAL STEEL		3,500	132,125
NORTHGATE MINERALS	*	91,600	220,756
POSCO, ADR		2,800	178,640
SILVER STANDARD RESOURCES	*	10,000	205,600
SMITH MIDLAND	*	34,900	99,465
TEMPLE INLAND		700	31,185
TRONOX		403	6,850
UNITED STATES LIME & MINERALS	*	1,625	44,769
VALHI		4,900	86,730

TELECOMMUNICATION SERVICES - 2.3%			1,038,523
CINCINNATI BELL	*	18,500	83,620
GLOBAL CROSSING	*	2,500	66,250
LEVEL 3 COMMUNICATIONS	*	27,700	143,486
METROMEDIA INTERNATIONAL	*	3,400	5,168
MOBILE TELESYSTEMS, ADR		600	19,860
NTT DOCOMO, ADR		38,800	573,076
TDC, ADR		4,700	147,063

UTILITIES - 1.3%			601,280
CENTERPOINT ENERGY		4,200	50,106
ENERGEN		3,600	126,000
KOREA ELECTRIC POWER, ADR	*	8,500	183,600
PUBLIC SVC ENTERPRISE GROUP		600	38,424
SEMPRA ENERGY		1,400	65,044
SOUTH JERSEY INDUSTRIES		2,700	73,629
SOUTHWEST WATER		4,045	64,477

INVESTMENT COMPANIES - 2.6%			1,169,019
(cost $971,105)
CENTRAL FUND CANADA		14,600	116,070
ISHARES TRUST		1,500	111,420
SPIDER TRUST SERIES 1		3,900	506,337
SWISS HELVETIA FUND		14,700	246,372
TEMPLETON DRAGON FUND		2,400	51,912
TEMPLETON RUSSIA AND EAST EUROPE FUND		1,800	136,908

CASH EQUIVALENTS - 19.6%			8,941,092
(cost $8,941,092)
HIGHMARK 100% US TREASURY MONEY MARKET		4,470,546	4,470,546
HIGHMARK DIVERSIFIED MONEY MARKET		4,470,546	4,470,546

TOTAL INVESTMENT SECURITIES - 99.9%
(cost $39,165,995)			45,540,915

ASSETS LESS OTHER LIABILITIES - 0.1%			45,378

NET ASSETS - 100.0%	$45,586,293

* Non-income producing

ADR- American Depository Receipt

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Marketocracy Funds

By (Signature and Title)*     /s/ Kendrick W. Kam
                                                                       Kendrick W. Kam, President & Treasurer

Date     May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Kendrick W. Kam
                                                                       Kendrick W. Kam, President & Treasurer

Date     May 26, 2006

* Print the name and title of each signing officer under his or her signature.